CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Net income	[1]	¥ 343,578	¥ 410,080
Other comprehensive income (loss), net of tax		38,196	142,550
Total comprehensive income		381,774	552,630
Less: Total comprehensive income attributable to noncontrolling interests		31,446	93,413
Total comprehensive income attributable to MHFG shareholders		¥ 350,328	¥ 459,217

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”